Shareholders' equity - Treasury stock (Details) - EUR (€)			1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 08, 2018	May 31, 2018	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Treasury stock
Average price paid per share			€ 62.69
Total number of shares purchased and retired as part of publicly announced plans or programs			2,629,191
Total value of shares purchased			€ 164,809,000		€ (89,446,000)	€ 0
Cancellation of treasury shares					(113,816,000)
Treasury shares			€ (164,809,000)	€ (50,993,000)	(164,809,000)		€ (50,993,000)
Treasury Stock
Treasury stock
Average price paid per share	€ 86.14	€ 86.69	€ 69.8577964081412				€ 51	€ 65.63
Total number of shares purchased and retired as part of publicly announced plans or programs	257,726	173,274	1,629,240				999,951	1,659,951
Total value of shares purchased	€ 22,201,000	€ 15,020,000	€ 113,816,000		(113,816,000)		€ 50,993,000	€ 108,931,000
Retired treasury stock average price paid per share				€ 87.23
Number of shares retired				1,091,000
Cancellation of treasury shares				€ 95,159,000	(113,816,000)
Repurchase of shares fees, net of taxes					€ 11,000